COMPANY'S OPERATIONS - Closing of purchase and sale agreement (Details) - Purchase and sale agreement - BRL (R$) R$ in Thousands		6 Months Ended
	Jan. 05, 2021	Jun. 30, 2021
COMPANY'S OPERATIONS
Proceeds from the sale of rural properties and forests	R$ 1,056,755
Amount recognized in other liabilities	375,860
Amount recognized for the obligation to deliver and transfer possession of rural properties	680,895
Cost of properties previously classified as non-current assets held for sale	289,867
Net income from sale of rural properties and forests	391,028
Escrow, marketable securities	50,415
Estimated regularization costs	R$ 8,000
Sales revenue recognized		R$ 801,958